Debt - Issuance of Promissory Note - Additional Information (Details) - Other Debt Payable $ in Thousands	1 Months Ended
	May 31, 2024 USD ($)	Mar. 31, 2024 USD ($) DebtInstrument	Feb. 29, 2024 USD ($)	Apr. 30, 2024 USD ($)
7.25% Promissory Note
Debt Instrument [Line Items]
Principal amount			$ 4,200
Interest Rates			7.25%
Debt instrument, term			5 years
9.45% Promissory Note 1 and 9.45% Promissory Note 2
Debt Instrument [Line Items]
Number of debt instruments entered into | DebtInstrument		2
9.45% Promissory Note Due 2034
Debt Instrument [Line Items]
Principal amount		$ 6,964
Interest Rates		9.45%
Debt instrument, term		10 years
7.75% Promissory Note Due April 2029
Debt Instrument [Line Items]
Principal amount				$ 7,822
Interest Rates				7.75%
8.81% Promissory Note
Debt Instrument [Line Items]
Principal amount	$ 12,600
Interest Rates	8.81%
Debt instrument, term	5 years
7.25% Promissory Note
Debt Instrument [Line Items]
Principal amount			$ 4,200
Interest Rates			7.25%
Debt instrument, term			5 years
7.75% Promissory Note Due April 2029
Debt Instrument [Line Items]
Principal amount				$ 7,822
Interest Rates				7.75%
8.81% Promissory Note
Debt Instrument [Line Items]
Principal amount	$ 12,600
Interest Rates	8.81%
Debt instrument, term	5 years